LONG TERM DEBT - Summary of Long Term Debt (Details) CAD in Millions		3 Months Ended			12 Months Ended
	Mar. 30, 2017 CAD	Dec. 31, 2017 CAD		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD		Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Oct. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt		CAD 0.0	[1]		CAD 0.0	[1]	CAD 537.0
Non-current portion of long term debt		610.5	[1]		610.5	[1]	1,023.7
Total long term debt		610.5			610.5		1,560.7
Early repayment of borrowings				$ 115,400,000	937.2	[2]	104.0
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt		460.4			460.4		1,496.0
400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Face value | $								$ 400,000,000			$ 400,000,000
Total long term debt		0.0			0.0		537.0
Early repayment of borrowings	CAD 1,000.0
265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $								265,000,000
Total long term debt		0.0			0.0		355.6			$ 0
35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value | $								35,000,000
Total long term debt		35.3			35.3		46.9
Balance outstanding | $								28,100,000
Early repayment of borrowings | $				6,900,000
115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Face value | $								115,500,000.0
Total long term debt		118.3			118.3		154.8
Balance outstanding | $								94,100,000
Early repayment of borrowings | $				21,400,000
105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value | $								105,000,000
Total long term debt		107.1			107.1		140.6
Balance outstanding | $								85,200,000
Early repayment of borrowings | $				19,800,000
195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Face value | $								195,000,000
Total long term debt		199.7			199.7		261.1
Balance outstanding | $								158,900,000
Early repayment of borrowings | $				$ 36,100,000
15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value | £									£ 15,000,000
Total long term debt		20.6			20.6		24.8
Balance outstanding | £									£ 12,100,000
Early repayment of borrowings		3.0
Cdn dollar term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt		20.5			20.5		39.9
15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $								15,000,000
Total long term debt		0.0			0.0		15.0
25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value | $								$ 25,000,000
Total long term debt		20.5			20.5		24.9
Balance outstanding		20.5			20.5
Early repayment of borrowings		4.5
Canadian dollar term Credit Facility borrowings
Disclosure of detailed information about borrowings [line items]
Total long term debt		CAD 109.0			CAD 109.0		CAD 0.0
Fixed interest rate | 400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate		6.35%			6.35%			6.35%	6.35%
Fixed interest rate | 265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate		6.98%			6.98%			6.98%	6.98%
Fixed interest rate | 35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		5.49%			5.49%			5.49%	5.49%
Fixed interest rate | 115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		7.98%			7.98%			7.98%	7.98%
Fixed interest rate | 105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate		6.07%			6.07%			6.07%	6.07%
Fixed interest rate | 195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate		6.17%			6.17%			6.17%	6.17%
Fixed interest rate | 15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		5.45%			5.45%			5.45%	5.45%
Fixed interest rate | 15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate		6.61%			6.61%			6.61%	6.61%
Fixed interest rate | 25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate		6.74%			6.74%			6.74%	6.74%

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.